Longterm investments, net - Investments accounted for at fair values, additional information (Details) ¥ in Thousands, $ in Thousands		1 Months Ended					12 Months Ended
	Aug. 14, 2017 CNY (¥)	Oct. 31, 2020 CNY (¥)	Oct. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	May 31, 2019 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Oct. 31, 2017 CNY (¥) shares
Long-term investments, net
Fair Value				¥ 1,578,596			¥ 2,060,849		¥ 1,578,596
Investments in preferred shares				1,679,418			2,136,968		1,679,418
Investments made							996,123	$ 152,663	1,917,860	¥ 96,730
Wealth management product
Long-term investments, net
Fair Value				¥ 1,046,400			1,677,400		1,046,400
Maturity period				3 years	3 years
Investments made		¥ 657,600	$ 100,000	¥ 1,050,000	$ 150,000
Wealth management product | Minimum
Long-term investments, net
Maturity period		2 years	2 years
Wealth management product | Maximum
Long-term investments, net
Maturity period		5 years	5 years
Investment in convertible note
Long-term investments, net
Fair Value										50,000
Dongyirisheng
Long-term investments, net
Fair Value				93,000			104,000		93,000
IFM Investments Limited
Long-term investments, net
Fair Value										¥ 56,000
Investments made						¥ 308,000			438,000
Deemed marketing expense									317,900
IFM Investments Limited | Secured loan to IFM controlling Shareholder
Long-term investments, net
Fair Value				225,400			267,400		225,400
Loan provided						¥ 130,000
Percentage of ownership secured the loan						17.50%
Fair value of additional investment and loan						¥ 120,100
IFM Investments Limited | Unlisted equity securities
Long-term investments, net
Fair Value				208,955			¥ 238,294		208,955
Percentage of ownership interest acquired							37.60%				10.00%
Number of preferred shares purchased | shares											308,084,916
Investments in preferred shares				¥ 203,154			¥ 203,154		¥ 203,154		¥ 60,000
IFM Investments Limited | Investment in convertible note
Long-term investments, net
Principal amount	¥ 40,000
Maturity period	30 months
Interest rate	12.00%